UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 31.0%

Security	Principal Amount (000's omitted)	Value
Aerospace / Defense — 1.0%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$743,571
United Technologies Corp., 7.00%, 9/15/06	275	275,771
		$1,019,342
Banks — 2.3%
Inter-American Development Bank, 6.95%, 8/1/26	$220	$247,284
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,082,435
USB Capital IX, 6.189%, Perpetual(1)	1,000	978,884
		$2,308,603
Beverages — 1.1%
Coca-Cola Enterprises, 7.00%, 10/1/26	$1,065	$1,145,599
		$1,145,599
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$99,643
		$99,643
Computers and Peripherals — 1.5%
IBM Corp., 6.22%, 8/1/27	$1,550	$1,549,007
		$1,549,007
Conglomerates — 0.5%
ITT Corp., 8.55%, 6/15/09	$450	$480,490
		$480,490
Containers-Paper/Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	$505	$508,522
		$508,522
Diversified Manufacturing — 1.5%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$71,323
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,353,974
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	93,777
		$1,519,074

Security	Principal Amount (000's omitted)	Value
Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$405	$404,852
		$404,852
Financial Services — 6.5%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,401,715
Associates Corp., N.A., 5.96%, 5/15/37	30	31,421
Commercial Credit Corp., 8.70%, 6/15/10	100	110,397
General Electric Capital Corp., 5.00%, 6/15/07	1,000	994,535
General Electric Capital Corp., MTN, 4.819%, 3/2/09(1)	710	697,575
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,098,717
Lehman Brothers Holdings, MTN, 5.20%, 4/20/07(1)	675	675,991
Merrill Lynch & Co., MTN, 5.41%, 2/6/09(1)	710	713,646
Merrill Lynch & Co., MTN, 5.519%, 1/31/08(1)	260	259,815
SLM Corp., MTN, 5.32%, 7/25/07(1)	635	636,650
		$6,620,462
Foods — 2.2%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,282,076
Sysco Corp., 7.16%, 4/15/27	810	900,522
		$2,182,598
Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	$485	$597,567
		$597,567
Medical Products — 2.4%
Bard (C.R.), Inc., 6.70%, 12/1/26	$1,100	$1,144,026
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,290,658
		$2,434,684
Metals — 0.9%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	$885	$897,503
		$897,503
Oil and Gas-Equipment and Services — 0.3%
Transocean, Inc., 7.45%, 4/15/27	$240	$267,840
		$267,840
Retail-Building Products — 1.4%
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,394,702
		$1,394,702

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Super Regional Banks — 3.7%
Bank of America Corp., MTN, 6.975%, 3/7/37	$1,090	$1,181,341
First Union Corp., 6.824%, 8/1/26	1,720	1,961,211
SunTrust Banks, 6.00%, 1/15/28	370	372,890
SunTrust Banks, 7.375%, 7/1/06	270	270,000
		$3,785,442
Telecommunications — 1.2%
Harris Corp., 6.35%, 2/1/28	$225	$228,338
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	999,006
		$1,227,344
Telephone-Integrated — 1.2%
BellSouth Capital Funding, 6.04%, 11/15/26	$1,250	$1,251,274
		$1,251,274
Utilities — 1.7%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$514,248
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,255,498
		$1,769,746
Total Corporate Bonds (identified cost $32,141,360)		$31,464,294

Asset Backed Securities — 3.9%

Security	Principal Amount (000's omitted)	Value
BOIT, Series 2003-B1, Class B-1, 5.569%, 12/15/10(1)	$935	$939,883
CCCIT Series 2003-A4, Class A4, 5.484%, 3/20/09(1)	1,000	1,001,182
CHAMT Series 2004-1B, Class B, 5.399%, 5/15/09(1)	935	935,520
MBNAS, Series 2003-A3, Class A3, 5.319%, 8/16/10(1)	1,000	1,002,543
TAOT, Series 2003-B Class A3, 5.229%, 8/15/07(1)	64	64,379
Total Asset Backed Securities (identified cost, $3,940,330)		$3,943,507

Mortgage-Backed Securities — 21.3%

Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$847	$763,649
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	148	147,744
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	775	761,602
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,079	1,060,243
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	1,189	1,206,584
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	60	60,384
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	522	522,824
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23(2)	150	150,973
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	234	233,257
FHLMC, PAC CMO, Series 2114-PR, 6.00%, 1/15/28	1,208	1,209,213
FHLMC, PAC CMO, Series 2519-NG, 5.50%, 5/15/28	1,479	1,474,527
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	986	965,702
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	576	570,558
FHLMC, PAC CMO, Series 2791-YM, 5.50%, 12/15/24	1,200	1,199,229
FHLMC, PAC CMO, Series 2968-PK, 5.50%, 5/15/25	1,071	1,066,343
FNMA, CMO, Series 2002-86-KB, 5.00%, 5/25/16	1,407	1,388,597
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	681	663,236
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	552	554,097
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	217	217,046
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23(2)	483	476,787
FNMA, PAC CMO, Series 2002-56-WB, 4.90%, 3/25/29	1,044	1,033,977
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	305	303,598
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	252	249,786
FNMA, PAC CMO, Series 2005-63-PA, 5.50%, 10/25/24	1,200	1,194,008
FNMA, Pool #323844, 7.00%, 7/1/14	1,099	1,128,266
FNMA, Pool #448183, 5.50%, 10/1/13	162	159,533
FNMA, Pool #458151, 6.00%, 11/15/18	638	641,399
FNMA, Pool #535454, 6.00%, 2/1/15	273	274,082
FNMA, Pool #545937, 6.00%, 6/1/14	260	261,381
FNMA, Pool #545948, 6.00%, 12/1/14	181	181,735
FNMA, Pool #725169, 8.00%, 3/1/13	495	510,523
GNMA, Pool #780688, 7.00%, 12/15/23(2)	245	254,193
GNMA, Pool #781412, 6.50%, 2/15/17	644	655,682
Total Mortgage-Backed Securities (identified cost, $21,938,667)		$21,540,758

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Treasury Obligations — 24.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 5.375%, 2/15/31(3)	$1,000	$1,017,579
U.S. Treasury Bond, 6.25%, 8/15/23	2,800	3,088,971
U.S. Treasury Inflation Index Note, 4.25%, 1/15/10	1,424	1,513,655
U.S. Treasury Note, 3.25%, 1/15/09	300	286,758
U.S. Treasury Note, 4.00%, 2/15/14(3)	12,880	11,969,346
U.S. Treasury Note, 4.25%, 8/15/13(3)	2,890	2,742,792
U.S. Treasury Note, 5.125%, 5/15/16(3)	4,000	3,996,564
U.S. Treasury Note, 6.00%, 8/15/09	500	512,637
Total U.S. Treasury Obligations (identified cost, $25,719,671)		$25,128,302

U.S. Government Obligations — 12.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 5.25%, 3/2/09	$1,600	$1,589,141
Federal Home Loan Bank, 5.375%, 5/18/16	2,500	2,472,015
Federal Home Loan Mortgage Corp., 4.069%, 7/25/08(1)	1,400	1,382,689
Federal Home Loan Mortgage Corp., 5.25%, 4/18/16	2,500	2,450,130
Federal National Mortgage Association, 5.00%, 11/23/07	1,200	1,189,073
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,103,767
Tennessee Valley Authority, 4.875%, 12/15/16	825	824,086
Total U.S. Government Obligations (identified cost, $13,094,024)		$13,010,901

Preferred Stocks — 2.5%

Security	Shares	Value
U.S. Government Obligations — 2.5%
Federal National Mortgage Association, Series K, 5.396%(1)	50,000	$2,505,000
		$2,505,000
Total Preferred Stocks (identified cost $2,515,000)		$2,505,000

Commercial Paper — 1.1%

Security	Principal Amount (000's omitted)	Value
HSBC Finance Corp., 5.29%, 7/3/06	$1,134	$1,133,667
Total Commercial Paper (at amortized cost, $1,133,667)		$1,133,667

Short-Term Investments — 20.3%

Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.19%(4)	$18,609	$18,609,279
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $20,609,279)		$20,609,279

Put Swaptions Purchased — 0.4%

Security	Contracts	Value
Option to receive Libor Rate plus 0.375%, and pay 6.22%, expires 08/01/07	1,550,000	$55,228
Option to receive Libor Rate minus 0.46%, and pay 5.375%, expires 05/18/07	2,500,000	42,883
Option to receive Libor Rate minus 0.47%, and pay 5.40%, expires 12/01/07	1,475,000	29,135
Option to receive Libor Rate minus 0.58%, and pay 5.25%, expires 04/18/07	2,500,000	40,157
Option to receive Libor Rate minus 0.62%, and pay 5.15%, expires 10/01/07	1,175,000	24,409
Option to receive Libor Rate minus 0.70%, and pay 5.125%, expires 05/15/07	4,000,000	67,935
Option to receive Libor Rate plus 0.35%, and pay 6.25%, expires 08/15/07	3,500,000	103,539
		$363,286
Total Put Swaptions Purchased (identified cost $385,690)		$363,286
Total Investments — 118.1% (identified cost $121,477,688)		$119,698,994
Other Assets, Less Liabilities — (18.1)%		$(18,323,187)
Net Assets — 100.0%		$101,375,807

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

BOIT - Bank One Issuance Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

MBNAS - MBNA Credit Card Master Note Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

TAOT - Toyota Auto Receivables Owner Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2006.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  All or a portion of these securities were on loan at June 30, 2006.

(4)  Affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of June 30, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at June 30, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value including securities on loan of $17,908,407 (identified cost, $121,477,688)	$119,698,994
Cash	1,488
Interest and dividends receivable	1,271,795
Total assets	$120,972,277
Liabilities
Collateral for securities loaned	$18,609,279
Payable for investments purchased	812,363
Payable to affiliate for investment advisory fee	52,649
Payable for open swaption contracts	512
Payable to affiliate for Trustees' fees	2,305
Accrued expenses	119,362
Total liabilities	$19,596,470
Net Assets applicable to investors' interest in Portfolio	$101,375,807
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$103,153,017
Net unrealized depreciation (computed on the basis of identified cost)	(1,777,210)
Total	$101,375,807

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Interest	$2,335,618
Dividends	67,450
Securities lending income, net	5,525
Total investment income	$2,408,593
Expenses
Investment adviser fee	$321,484
Trustees' fees and expenses	4,507
Custodian fee	34,530
Legal and accounting services	25,552
Miscellaneous	2,404
Total expenses	$388,477
Net investment income	$2,020,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(791,275)
Swap contracts	198
Net realized loss	$(791,077)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,154,594)
Swap contracts	(512)
Net change in unrealized appreciation (depreciation)	$(2,155,106)
Net realized and unrealized loss	$(2,946,183)
Net decrease in net assets from operations	$(926,067)

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From operations — Net investment income	$2,020,116	$3,556,113
Net realized gain (loss) from investment transactions and swap contracts	(791,077)	721,528
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(2,155,106)	(2,113,344)
Net increase (decrease) in net assets from operations	$(926,067)	$2,164,297
Capital transactions — Contributions	$2,897,318	$9,391,287
Withdrawals	(5,176,661)	(7,252,070)
Net increase (decrease) in net assets from capital transactions	$(2,279,343)	$2,139,217
Net increase (decrease) in net assets	$(3,205,410)	$4,303,514
Net Assets
At beginning of period	$104,581,217	$100,277,703
At end of period	$101,375,807	$104,581,217

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.76	%(2)	0.76%	0.75%	0.76%	0.76%	0.75%
Net investment income	3.96	%(2)	3.48%	3.43%	3.44%	4.70%	5.42%
Portfolio Turnover	37%		66%	71%	65%	55%	46%
Total Return	(0.87)%		2.15%	3.98%	3.76%	10.75%	9.04%
Net assets, end of period (000's omitted)	$101,376		$104,581	$100,278	$91,644	$94,066	$91,189

(1)  The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%.

(2)  Annualized.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2006, the Eaton Vance Balanced Fund held a 61.7% interest in the Portfolio and another investor held a 11.1% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Swaptions — During the six months ended June 30, 2006, the Portfolio purchased swaptions, for the purposes of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions, which are exercised or closed, are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio's risk is limited to the premium paid.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Investment Grade Income Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, are used to reduce the Portfolio's custodian fees and are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio might effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio might be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2006, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $321,484. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency securities and short-term obligations, aggregated $4,000,976, and $2,933,915, respectively. Purchases and sales of U.S. Government and agency securities (including maturities and paydowns) aggregated $33,057,636 and $33,371,879, respectively for the six months ended June 30, 2006.

4  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on its investment in Cash Collateral Fund less the loan rebate fee. The loan rebate fee

Investment Grade Income Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and lending agent fee paid by the Portfolio amounted to $187,847 and $973, respectively, for the six months or year ended month, date, year. At month, date, year, the value of the securities loaned and the value of the collateral amounted to $17,908,407 and $18,609,279, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,132,792
Gross unrealized appreciation	$304,095
Gross unrealized depreciation	(2,737,893)
Net unrealized depreciation	$(2,433,798)

The unrealized depreciation on swap contracts at June 30, 2006 is $512.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2006.

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2006 is as follows:

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will receive 0.35% per year times the notional amount. The Portfolio makes a payment only upon a default event on the reference entity, HSBC Capital Funding, PLC.	$325
$2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will pay 0.095% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, HSBC Bank, PLC	(837)

At June 30, 2006, the Portfolio had sufficient cash to cover potential obligations arising from open credit default swap contracts.

Investment Grade Income Portfolio as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 16, 2006

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	August 16, 2006